Recurring Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Recurring Fair Values Investments Quoted Price in Active Markets for identical Assets	The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of

June 30, 2021
,
 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—Money Market Fund	$277,859,656	$277,859,656	$—	$—

	$277,859,656	$277,859,656	$—	$—
Liabilities:
Warrant Liabilities—Public Warrants	$14,628,000	$14,628,000	—	—
Warrant Liabilities—Private Warrants	$8,347,200	—	—	$8,347,200

	$22,975,200	$14,628,000	—	$8,347,200

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

	$277,845,876	$277,845,876	$—	$—
Liabilities:
Warrant Liabilities—Public Warrants	$23,460,000	$23,460,000	—	—
Warrant Liabilities—Private Warrants	$13,160,000	—	—	$13,160,000

	$36,620,000	$23,460,000	—	$13,160,000

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

Liabilities:
Warrant Liabilities—Public Warrants	$23,460,000	$23,460,000	—	—
Warrant Liabilities—Private Warrants	$13,160,000	—	—	$13,160,000

	$36,620,000	$23,460,000	—	$13,160,000

Summary of fair value measurements inputs
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at each of the following balance sheet dates:

Input	December 31, 2020	June 30, 2021
Risk-free interest rate	0.47%	0.99%
Expected term (years)	5.00	5.00
Expected volatility	22.0%	17.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Asset Price	$10.48	$9.91

Summary of Change in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	Warrant Liabilities
Fair value as of December 31, 2020	$13,160,000	$23,460,000	$36,620,000
Change in valuation inputs or other assumptions	(4,812,800)	(8,832,000)	(12,428,400)
Fair value as of June 30, 2021	$8,347,200	$14,628,000	$22,975,200

The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	Warrant Liabilities
Initial measurement on February 13, 2020	$10,452,800	$18,354,000	$28,806,800
Change in valuation inputs or other assumptions	2,707,200	5,106,000	7,813,200

Fair value as of December 31, 2020	$13,160,000	$23,460,000	$36,620,000

Private Placement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of fair value measurements inputs
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at initial measurement and each of the following balance sheet date:

Input	February 13, 2020 (Initial Measurement)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020

Risk-free interest rate	1.48%	0.5%	0.37%	0.35%	0.47%
Expected term (years)	5.00	5.00	5.00	5.00	5.00
Expected volatility	22.0%	17%	15.0%	21.0%	22%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Exercise price	$11.5	$11.5	$11.50	$11.50	$11.50
Asset Price	$9.48	$9.46	$9.82	$9.83	$10.48

Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of fair value measurements inputs
The key inputs into the Monte Carlo Simulation Method for the Public Warrants were as follows at initial measurement and March 31, 2021:

Input	February 13, 2020 (Initial Measurement)	March 31, 2020

Risk-free interest rate	1.48%	0.5%
Expected term (years)	5.00	5.00
Expected volatility	22.0%	17.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.5	$11.5
Asset Price	$9.48	$9.46